BUSINESS TRANSACTIONS - Acquisition of Exploration Properties Adjoining the Wasamac Project (Details) - Jun. 21, 2021 - Exploration Properties $ in Millions, $ in Millions	CAD ($)	USD ($)	CAD ($)
Disclosure of detailed information about business combination [line items]
Purchase price		$ 11.9	$ 14.8
Initial payment		$ 3.1	$ 3.8
Remaining acquisition related payments	$ 11.0
Gross metal royalty, percentage		2.00%	2.00%
Gross metal royalty, eligible to be bought back, percentage		0.50%	0.50%
Gross metal royalty, eligible to be bought back, amount			$ 1.5
Gross metal royalty, net of buy back, percentage		1.50%	1.50%